Document and Entity Information	Dec. 20, 2019
Cover [Abstract]
Entity Registrant Name	PENN VIRGINIA CORP
Amendment Flag	false
Entity Central Index Key	0000077159
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 20, 2019
Entity Incorporation State Country Code	VA
Entity File Number	1-13283
Entity Tax Identification Number	23-1184320
Entity Address, Address Line One	16285 Park Ten Place
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77084
City Area Code	(713)
Local Phone Number	722-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	PVAC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false